Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000026077 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026077 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000026077 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000026077 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000026077 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000026077 | Municipal Notes
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000026077 | Commerical Paper
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000026077 | Variable Rate Demand Instruments
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000026075 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026075 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000026075 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000026075 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000026075 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000026075 | Municipal Notes
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000026075 | Commerical Paper
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000026075 | Variable Rate Demand Instruments
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000026076 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026076 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000026076 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000026076 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000026076 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000026076 | Municipal Notes
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000026076 | Commerical Paper
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000026076 | Variable Rate Demand Instruments
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000026078 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026078 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000026078 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000026078 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000026078 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000026078 | Municipal Notes
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000026078 | Commerical Paper
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000026078 | Variable Rate Demand Instruments
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000026079 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026079 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000026079 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000026079 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000026079 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000026079 | Municipal Notes
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000026079 | Commerical Paper
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000026079 | Variable Rate Demand Instruments
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000167073 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000167073 | Commerical Paper
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000167073 | Variable Rate Demand Instruments
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000026054 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000026054 | Commerical Paper
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000026054 | Variable Rate Demand Instruments
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000026114 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000026114 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026114 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000026114 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000026114 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	68.40%
C000026114 | Municipal Notes
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000026114 | Commerical Paper
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000026114 | Variable Rate Demand Instruments
Holdings [Line Items]
Percent of Net Asset Value	76.20%
C000026115 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000026115 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026115 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000026115 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000026115 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	68.40%
C000026115 | Municipal Notes
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000026115 | Commerical Paper
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000026115 | Variable Rate Demand Instruments
Holdings [Line Items]
Percent of Net Asset Value	76.20%
C000026116 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000026116 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026116 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000026116 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000026116 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	68.40%
C000026116 | Municipal Notes
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000026116 | Commerical Paper
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000026116 | Variable Rate Demand Instruments
Holdings [Line Items]
Percent of Net Asset Value	76.20%
C000026117 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000026117 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026117 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000026117 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000026117 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	68.40%
C000026117 | Municipal Notes
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000026117 | Commerical Paper
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000026117 | Variable Rate Demand Instruments
Holdings [Line Items]
Percent of Net Asset Value	76.20%